Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,333,763,464	1,333,763,464
Treasury stock, shares	269,928,993	254,013,641